ASSETS HELD FOR SALE AND NON-CURRENT ASSETS SOLD DURING THE YEAR (Details) - Non-current assets held for sale $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) Vessel	Dec. 31, 2017 USD ($) Vessel
Disclosure Of Information About Non Current Assets Held For Sale [Line Items]
Number of vessels sold	4	8
Number of vessels delivered to new owner	3	4
Number of vessels expected to be delivered in Q1	1	1
Number of remaining vessels sold		3
Profit from sale of vessels | $	$ 752.0	$ 2.8
Impairment on sold or held-for-sale vessels | $	$ 3.2	$ 3.6